Net fees and commissions income_Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Fee and commission income [Abstract]
Fees And Commission Received For Brokerage	₩ 156,578		₩ 162,344	₩ 164,041
Fees And Commission Received To Credit	189,597		173,233	166,364
Fees And Commission Received For Electronic Finance	137,289		121,250	110,105
Fees And Commission Received On Foreign Exchange Handling	61,756		60,433	58,383
Fees And Commission Received On Foreign Exchange	92,408		66,036	61,552
Fees And Commission From Trust Management	180,290		177,456	141,766
Fees And Commission Received On Credit Information	12,626		12,985	11,737
Fees and commissions received for guarantee	71,106		65,254	65,779
Fees and commissions received on credit card	548,580		598,705	1,072,423
Fees and commissions received on securities business	113,346		96,379	80,872
Other fees and commissions received	145,750		146,689	136,176
Total	₩ 1,709,326	$ 1,479,296	₩ 1,680,764	₩ 2,069,198